SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Income Tax Disclosure [Abstract]
Income (Loss) before income taxes	$ 686	$ (948)	$ (1,102)
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense (refund) at statutory rate	$ 117	$ (161)	$ (187)
Tax effect of non-taxable income	10	(2)	(14)
Tax effect of non-deductible items	56	161	144
Under provision in previous financial year	16	1	135
Deferred tax assets not recognized			(125)
Utilization of capital allowances	(14)	2	(40)
Others	(95)		(38)
Income tax expense (refund)	$ 90	$ 1	$ (125)	[1]

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue